Commitments and Contingencies - Product Liability Contingency (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013
CONSERVE (R) Metal-on-metal [Member]
Product Liability Contingency [Line Items]
Product Liability Contingency, Third Party Recovery			$ 8.1
PROFEMUR Titanium Modular Neck Product [Member]
Product Liability Contingency [Line Items]
Estimated product liability range, minimum			17
Estimated product liability range, maximum			26
Product liability accrual, net			16.8
Estimated Recovery From Third Party Current and Future Claims			13
Insurance Recovery Cash Spend			12
Product liability, current			7
Product liability, non-current			9.8
EstimatedRecoveryFromThirdPartyCurrent			19
EstimatedRecoveryFromThirdPartyNoncurrent			6
Maximum Estimated Third Party Recovery			40
Product Liability Costs in Excess of Threshold			4
Third Party Recovery	10	5
Estimatedrecoveryfromthirdparty			$ 25